Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory U.S. federal rate	21.00%	21.00%
Book to tax differences	(9.00%)	(6.00%)
Valuation allowance	(12.00%)	(15.00%)
Effective tax rate	0.00%	0.00%